Earnings (loss) per share - Computation of diluted net loss per share attributable to common stockholders (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,738,636
Wag Labs, Inc.
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	33,451,814	32,502,757	32,391,346	32,020,016
Wag Labs, Inc. | Series Seed redeemable preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,502,881	4,502,881	4,502,881	4,502,881
Wag Labs, Inc. | Series A redeemable preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,072,815	6,072,815	6,072,815	6,072,815
Wag Labs, Inc. | Series B redeemable preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,694,033	6,694,033	6,694,033	6,694,033
Wag Labs, Inc. | Series C redeemable preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,275,657	7,275,657	7,275,657	7,275,657
Wag Labs, Inc. | Series P redeemable preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,100,000
Wag Labs, Inc. | Options And RSUs Issued And Outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,715,118	7,866,061	7,754,650	7,383,320
Wag Labs, Inc. | Warrants Issued And Outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	91,310	91,310	91,310	91,310